Debt - Long-Term Debt Outstanding (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 18, 2021	Oct. 28, 2020	Aug. 31, 2020	May 01, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2021	$ 840	$ 1,074
2022	42,406	47,104
2023	780	310
2024	780	310
2025	780	310
Thereafter	74,180	29,450
Total debt	119,766	78,558					$ 3,354
Amortization of debt issuance costs	3,190	878
Adams Street Term Loan
Debt Instrument [Line Items]
2021	155	310
2022	310	310
2023	310	310
2024	310	310
2025	310	310
Thereafter	29,450	29,450
Total debt	30,845	31,000		$ 31,000
SVB Loan Agreement
Debt Instrument [Line Items]
2022	41,626	46,500
Total debt	41,626	46,500		$ 568	$ 45,350
DSS PPP Loan
Debt Instrument [Line Items]
2021	450	764
2022		294
Total debt	$ 450	$ 1,058	$ 608			$ 1,058